Goodwill and Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Intangible assets
Estimated Useful Lives, minimum (in years)	5
Estimated Useful Lives, maximum (in years)	20
Finite-lived intangible assets, accumulated amortization	$ 532	$ 773
Intangible assets, gross amount	1,441	1,847
Intangible assets, net amount	909	1,074
Amortization expense of intangible assets	136	190	352
Estimated amortization expense for intangible assets
2012	83
2013	42
2014	35
2015	27
2016	26
Thereafter	264
Satellite rights
Intangible assets
Estimated Useful Lives (in years)	15
Finite-lived intangible assets, gross amount	110	124
Finite-lived intangible assets, accumulated amortization	12	6
Finite-lived intangible assets, net amount	98	118
Subscriber related
Intangible assets
Estimated Useful Lives, minimum (in years)	5
Estimated Useful Lives, maximum (in years)	10
Finite-lived intangible assets, gross amount	402	443
Finite-lived intangible assets, accumulated amortization	353	317
Finite-lived intangible assets, net amount	49	126
Dealer network
Intangible assets
Estimated Useful Lives (in years)	15
Finite-lived intangible assets, gross amount	130	130
Finite-lived intangible assets, accumulated amortization	108	99
Finite-lived intangible assets, net amount	22	31
Trade names and other
Intangible assets
Estimated Useful Lives, minimum (in years)	5
Estimated Useful Lives, maximum (in years)	20
Finite-lived intangible assets, gross amount	367	384
Finite-lived intangible assets, accumulated amortization	59	41
Finite-lived intangible assets, net amount	308	343
Distribution rights
Intangible assets
Estimated Useful Lives (in years)	7
Finite-lived intangible assets, gross amount		334
Finite-lived intangible assets, accumulated amortization		310
Finite-lived intangible assets, net amount		24
Orbital slots
Intangible assets
Indefinite intangible assets	$ 432	$ 432